Offerings - Offering: 1	Nov. 12, 2026 USD ($) $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2032
Amount Registered	836,550,000
Proposed Maximum Offering Price per Unit | $ / shares	0.99639
Maximum Aggregate Offering Price	$ 833,530,055
Fee Rate	0.0087%
Amount of Registration Fee	$ 72,517
Offering Note

1
Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, based upon a euro/U.S. dollar exchange rate of €1 to $1.1154 as of November 6, 2026, as published by the Board of Governors of the Federal Reserve System, and relates to the Registration Statement on Form S-3 (No. 333-299935), originally filed with the Commission on November 9, 2026.